SUPPLEMENT TO THE  CLASS A AND CLASS C PROSPECTUS AND
SUMMARY PROSPECTUS
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Special Large Cap Value Fund (the “Fund”)
I. Effective on or around October 1, 2024, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.69%	0.69%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.17%	1.92%
Fee Waivers	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.82%	1.57%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through November 30, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.82% for Class A and 1.57% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$654	$260	$160
3 Years	$893	$569	$569
5 Years	$1,150	$1,004	$1,004
10 Years	$1,884	$2,215	$2,215
II.  Effective immediately, the Fund’s Average Annual Total Returns table in the section entitled “Fund Summary - Performance” is hereby replaced with the following:

Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	8/1/2006	-11.96%	6.58%	9.24%
Class A (after taxes on distributions)	8/1/2006	-13.83%	4.25%	7.06%
Class A (after taxes on distributions and the sale of Fund Shares)	8/1/2006	-5.87%	5.00%	7.17%
Class C (before taxes)	8/1/2006	-8.25%	7.07%	9.25%
Russell 1000® Value Index (Strategy Benchmark) (reflects no deduction for fees, expenses, or taxes)		-7.54%	6.67%	10.29%
Russell 3000® Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)		-19.21%	8.79%	12.13%

September 17, 2024	SUP0417 09-24